Attached are six 24F-2 filings representing individual mutual funds belonging to a common trust called the "EVERGREEN MONEY MARKET TRUST."

The fees due on the individual funds are as follows:
Evergreen Money Market Fund                  $1,026,475
Evergreen PA Muni Money Market Fund          $0
Evergreen Muni Money Market Fund             $5,560
Evergreen Treasury Money Market Fund         $0
Evergreen Florida Muni Money Market Fund     $14,827
Evergreen NJ Muni Money Market Fund          $4,828




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of Issuer:    Evergreen Money Market Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Evergreen Money Market Fund

                                        Class A
                                        Class B
                                        Class C
                                        Class Y


3.  Investment Company Act File Number:  811-08555

    Securities Act File Number: 33-42181


4(a).  Last day of fiscal year for which this form is filed: January 31, 2000


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                    $ 20,444,862,440

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                       $ 16,556,700,003

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the commission:                                          $              0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                  $ 16,556,700,003

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                      $ 3,888,162,437

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                                 $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                 x     .000264

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                =$ 1,026,475

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$ 1,026,475

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means


                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of Issuer:    Evergreen Money Market Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Evergreen PA Muni Money Market Fund

                                        Class A
                                        Class Y


3.  Investment Company Act File Number:  811-08555

    Securities Act File Number: 33-42181

4(a).  Last day of fiscal year for which this form is filed: January 31, 2000


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                       $ 372,322,214

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                          $ 321,406,495

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the commission:                                             $ 303,279,064

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                     $ 624,685,559

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                       -$ 252,363,345

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                      -$ 252,363,345


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                 x     .000264

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                  =$       0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$       0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means

                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of Issuer:    Evergreen Money Market Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Evergreen Muni Money Market Fund

                                        Class A
                                        Class Y


3.  Investment Company Act File Number:  811-08555

    Securities Act File Number: 33-42181


4(a).  Last day of fiscal year for which this form is filed: January 31, 2000


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                    $  2,531,989,482

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                       $  2,510,676,706

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the commission:                                            $  253,526

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                  $  2,510,930,232

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                       $  21,059,250

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                       $  0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                 x   .000264

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                  =$ 5,560

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$ 5,560

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means

                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of Issuer:    Evergreen Money Market Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Evergreen Treasury Money Market Fund

                                        Class A
                                        Class Y


3.  Investment Company Act File Number:  811-08555

    Securities Act File Number: 33-42181


4(a).  Last day of fiscal year for which this form is filed: January 31, 2000


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                    $  8,396,929,276

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                       $  8,946,040,098

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the commission:                                            $  0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                   $ 8,946,040,098

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                      -$ 549,110,822

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                     -$ 549,110,822


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                 x     .000264

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                  =$ 0

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means

                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of Issuer:    Evergreen Money Market Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Evergreen Florida Muni Money Market Fund

                                        Class A
                                        Class Y


3.  Investment Company Act File Number:  811-08555

    Securities Act File Number: 33-42181


4(a).  Last day of fiscal year for which this form is filed: January 31, 2000


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                      $  392,468,458

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                         $  336,304,338

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the commission:                                             $           0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                    $  336,304,338

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                        $  56,164,120

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                                 $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                 x     .000264

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                  =$  14,827

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$  14,827

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means

                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of Issuer:    Evergreen Money Market Trust
                                  200 Berkeley Street
                                  Boston, Massachusetts  02116

2. The name of each series or class of securities for which this form is being filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Evergreen NJ Muni Money Market Fund

                                        Class A
                                        Class Y


3.  Investment Company Act File Number:  811-08555

    Securities Act File Number: 33-42181


4(a).  Last day of fiscal year for which this form is filed: January 31, 2000


4(b). [ ] Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this form.


5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                      $  383,743,789

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                         $  365,454,611

(iii) Aggregate price of securities redeemed
      or  repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the commission:                                             $           0

(iv) Total Available redemption credits [add
     Items 5(ii) and 5(iii)]:                                    $  365,454,611

(v) Net Sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                                        $  18,289,178

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item
     5(i)]:                                                                 $ 0


(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                 x     .000264

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                  =$  4,828

6.  Prepaid Shares

       If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0.

7. Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$  4,828

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        Method of Delivery:
                [X]  Wire Transfer
                [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                        By: /s/ Carol A. Kosel
                                           ----------------------------
                                           Carol A. Kosel
                                           Treasurer*


                                        Date: April 28, 2000
                                            ---------------------------